Fair Value Disclosures - Carrying Value, Fair Value, and Fair Value Hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financial Assets
Commercial mortgage loans on real estate, at amortized cost	$ 15,311	$ 19,772
Policy loans	244	217
Total assets	395,267	399,188
Financial Liabilities
Funds withheld under reinsurance	190	167
Total liabilities	345,659	343,473
Total
Financial Assets
Commercial mortgage loans on real estate, at amortized cost	16,217	22,366
Policy loans	244	217
Other investments		172
Total assets	16,461	22,755
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	5,389	5,074
Funds withheld under reinsurance	190	167
Total liabilities	5,579	5,241
Level 1
Financial Assets
Commercial mortgage loans on real estate, at amortized cost	0	0
Policy loans	244	217
Other investments		0
Total assets	244	217
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	0	0
Funds withheld under reinsurance	190	167
Total liabilities	190	167
Level 2
Financial Assets
Commercial mortgage loans on real estate, at amortized cost	0	0
Policy loans	0	0
Other investments		0
Total assets	0	0
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	0	0
Funds withheld under reinsurance	0	0
Total liabilities	0	0
Level 3
Financial Assets
Commercial mortgage loans on real estate, at amortized cost	16,217	22,366
Policy loans	0	0
Other investments		172
Total assets	16,217	22,538
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	5,389	5,074
Funds withheld under reinsurance	0	0
Total liabilities	5,389	5,074
Carrying Value
Financial Assets
Commercial mortgage loans on real estate, at amortized cost	15,311	19,772
Policy loans	244	217
Other investments		172
Total assets	15,555	20,161
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	4,899	4,487
Funds withheld under reinsurance	190	167
Total liabilities	$ 5,089	$ 4,654